Provisions for employees' benefits - Sensitivity analysis (Details) $ in Billions	Dec. 31, 2025 COP ($)
Discount rate | Pension
Disclosure of defined benefit plans
-50 basis points	$ 12,977
+50 basis points	12,016
Discount rate | Bonds
Disclosure of defined benefit plans
-50 basis points	1,132
+50 basis points	1,092
Discount rate | Education
Disclosure of defined benefit plans
-50 basis points	400
+50 basis points	374
Discount rate | Other benefits
Disclosure of defined benefit plans
-50 basis points	994
+50 basis points	963
Discount rate | Health
Disclosure of defined benefit plans
-50 basis points	9,307
+50 basis points	8,359
Inflation rate | Pension
Disclosure of defined benefit plans
-50 basis points	11,957
+50 basis points	13,038
Inflation rate | Bonds
Disclosure of defined benefit plans
-50 basis points	1,093
+50 basis points	1,131
Inflation rate | Other benefits
Disclosure of defined benefit plans
-50 basis points	858
+50 basis points	880
Salary growth rate | Other benefits
Disclosure of defined benefit plans
-50 basis points	106
+50 basis points	113
Cost trend | Education
Disclosure of defined benefit plans
-50 basis points	374
+50 basis points	394
Cost trend | Health
Disclosure of defined benefit plans
-50 basis points	8,359
+50 basis points	$ 9,305